UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 3525
SEATTLE, WA 98101

MICHELE T. MOSCA
RAINIER INVESTMENT MANAGEMENT, LLC
601 UNION STREET, SUITE 3525
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Rainier Large Cap Equity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

COMMON STOCKS (100.2%)	Shares	Value
CONSUMER DISCRETIONARY (14.9%)
Amazon.com, Inc.*	4,680	$3,509,392
Comcast Corp. Cl. A	18,850	1,301,592
Mohawk Industries, Inc.*	9,170	1,831,066
Newell Brands, Inc.	38,190	1,705,183
O'Reilly Automotive, Inc.*	8,670	2,413,815
PVH Corp.	18,030	1,627,027
Starbucks Corp.	40,520	2,249,670
The Home Depot, Inc.	22,860	3,065,069
Total Consumer Discretionary		17,702,814

CONSUMER STAPLES (7.4%)
Church & Dwight Co., Inc.	25,016	1,105,457
Constellation Brands, Inc. Cl. A	16,560	2,538,813
Costco Wholesale Corp.	14,145	2,264,756
Monster Beverage Corp.*	40,020	1,774,487
Spectrum Brands Holdings, Inc.	9,220	1,127,883
Total Consumer Staples		8,811,396

ENERGY (6.1%)
Anadarko Petroleum Corp.	19,420	1,354,157
Concho Resources, Inc.*	8,740	1,158,924
Continental Resources, Inc.*	12,710	655,073
EOG Resources, Inc.	8,900	899,790
Newfield Exploration Co.*	21,860	885,330
Schlumberger Ltd.^	27,293	2,291,247
Total Energy		7,244,521

FINANCIALS (13.1%)
BlackRock, Inc.	7,640	2,907,326
CME Group, Inc.	11,570	1,334,600
Intercontinental Exchange, Inc.	32,110	1,811,646
JPMorgan Chase & Co.	50,890	4,391,298
Raymond James Financial, Inc.	25,030	1,733,828
The Goldman Sachs Group, Inc.	14,020	3,357,089
Total Financials		15,535,787

HEALTH CARE (10.6%)
Alexion Pharmaceuticals, Inc.*	14,510	1,775,298
Bristol-Myers Squibb Co.	20,160	1,178,150
Celgene Corp.*	7,890	913,268
Regeneron Pharmaceuticals, Inc.*	1,610	591,015
Shire plc - ADR^	12,800	2,180,864
The Cooper Cos., Inc.	9,650	1,688,075
UnitedHealth Group, Inc.	15,680	2,509,427
Universal Health Services, Inc. Cl. B.	16,820	1,789,312
Total Health Care		12,625,409

INDUSTRIALS (13.7%)
Cintas Corp.	18,920	2,186,395
Delta Air Lines, Inc.	29,720	1,461,927
Fortive Corp.	36,380	1,951,059

	Shares	Value
INDUSTRIALS (13.7%)(Continued)
Ingersoll-Rand plc^	6,340	$475,754
Kansas City Southern	28,720	2,436,892
Raytheon Co.	16,290	2,313,180
Stericycle, Inc.*	5,460	420,638
Union Pacific Corp.	27,928	2,895,575
Waste Connections, Inc.^	27,700	2,176,943
Total Industrials		16,318,363

INFORMATION TECHNOLOGY (26.3%)
Adobe Systems, Inc.*	5,780	595,051
Alphabet, Inc. Cl. A*	5,976	4,735,681
Broadcom Ltd.^	8,150	1,440,676
Facebook, Inc. Cl. A*	33,480	3,851,874
FleetCor Technologies, Inc.*	12,010	1,699,655
Intel Corp.	71,700	2,600,559
MasterCard, Inc. Cl. A	19,670	2,030,927
Microsoft Corp.	82,650	5,135,871
NXP Semiconductors NV*^	17,890	1,753,399
salesforce.com, Inc.*	29,570	2,024,362
Total System Services, Inc.	32,220	1,579,747
Visa, Inc. Cl. A	48,830	3,809,717
Total Information Technology		31,257,519

MATERIALS (3.8%)
Axalta Coating Systems Ltd.*^	54,120	1,472,064
The Sherwin-Williams Co.	8,030	2,157,982
Vulcan Materials Co.	7,060	883,559
Total Materials		4,513,605

REAL ESTATE INVESTMENT TRUST (3.5%)
American Tower Corp.	23,490	2,482,423
Simon Property Group, Inc.	9,620	1,709,186
Total Real Estate Investment Trust		4,191,609

UTILITIES (0.8%)
American Water Works Co., Inc.	13,060	945,022
Total Utilities		945,022

TOTAL COMMON STOCKS
(Cost $95,794,555)		$119,146,045

SHORT TERM INVESTMENT (0.2%)
MONEY MARKET FUND (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
0.38%**	278,297	278,297
TOTAL SHORT TERM INVESTMENT
(Cost $278,297)		$278,297

TOTAL INVESTMENTS (100.4%)
(Cost $96,072,852)		$119,424,342

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(432,938)
TOTAL NET ASSETS (100.0%)		$118,991,404

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2016, was as follows***:

Cost of investments	$96,072,852
Gross unrealized appreciation	25,927,434
Gross unrealized depreciation	(2,575,944)
Net unrealized appreciation	$23,351,490

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

COMMON STOCKS (99.7%)	Shares	Value
CONSUMER DISCRETIONARY (12.8%)
Brunswick Corp.	25,530	$1,392,406
Burlington Stores, Inc.*	12,140	1,028,865
Carter's, Inc.	10,000	863,900
Dollar Tree, Inc.*	26,630	2,055,303
Live Nation Entertainment, Inc.*	48,100	1,279,460
Mohawk Industries, Inc.*	19,040	3,801,907
Newell Brands, Inc.	46,580	2,079,797
PVH Corp.	12,580	1,135,219
Thor Industries, Inc.	20,510	2,052,026
Tractor Supply Co.	16,870	1,278,915
Ulta Salon Cosmetics & Fragrance, Inc.*	5,200	1,325,688
Total Consumer Discretionary		18,293,486

CONSUMER STAPLES (6.9%)
Casey's General Stores, Inc.	12,960	1,540,685
Constellation Brands, Inc. Cl. A	11,060	1,695,608
Pinnacle Foods, Inc.	46,420	2,481,149
Snyder's-Lance, Inc.	68,590	2,629,741
Spectrum Brands Holdings, Inc.	12,300	1,504,659
Total Consumer Staples		9,851,842

ENERGY (5.3%)
Concho Resources, Inc.*	10,160	1,347,216
Continental Resources, Inc.*	17,890	922,051
Devon Energy Corp.	44,450	2,030,031
Diamondback Energy, Inc.*	13,820	1,396,649
Newfield Exploration Co.*	46,540	1,884,870
Total Energy		7,580,817

FINANCIALS (13.2%)
Bank of the Ozarks, Inc.	43,610	2,293,450
East West Bancorp, Inc.	32,400	1,646,892
First Republic Bank	23,740	2,187,404
Intercontinental Exchange, Inc.	40,190	2,267,520
KeyCorp	105,040	1,919,081
Old Republic International Corp.	73,020	1,387,380
Progressive Corp.	54,380	1,930,490
Raymond James Financial, Inc.	20,930	1,449,821
Signature Bank*	4,590	689,418
Western Alliance Bancorp*	63,440	3,090,162
Total Financials		18,861,618

HEALTH CARE (9.7%)
Acadia Healthcare Co., Inc.*	33,020	1,092,962
DENTSPLY SIRONA, Inc.	23,550	1,359,541
NuVasive, Inc.*	38,870	2,618,283
Perrigo Co. plc^	22,390	1,863,520
PRA Health Sciences, Inc.*	22,820	1,257,838
Teleflex, Inc.	12,330	1,986,979
Universal Health Services, Inc. Cl. B.	14,120	1,502,086
VCA, Inc.*	14,150	971,398
Wright Medical Group NV*^	50,870	1,168,993
Total Health Care		13,821,600

	Shares	Value
INDUSTRIALS (16.9%)
A.O. Smith Corp.	65,750	$3,113,262
Acuity Brands, Inc.	7,260	1,676,044
AMETEK, Inc.	29,130	1,415,718
Fortive Corp.	36,010	1,931,216
JetBlue Airways Corp.*	44,130	989,395
Kansas City Southern	14,630	1,241,355
Lennox International, Inc.	11,070	1,695,592
Oshkosh Corp.	30,690	1,982,881
Quanta Services, Inc.*	65,240	2,273,614
Snap-On, Inc.	6,780	1,161,211
Tetra Tech, Inc.	47,130	2,033,659
The Middleby Corp.*	21,400	2,756,534
Waste Connections, Inc.^	21,990	1,728,194
Total Industrials		23,998,675

INFORMATION TECHNOLOGY (16.9%)
Cadence Design Systems, Inc.*	33,720	850,418
CoStar Group, Inc.*	13,960	2,631,320
Euronet Worldwide, Inc.*	26,290	1,904,185
FleetCor Technologies, Inc.*	9,920	1,403,878
Fortinet, Inc.*	49,250	1,483,410
Gartner, Inc.*	9,350	945,005
Lam Research Corp.	7,460	788,746
Marvell Technology Group Ltd.^	137,320	1,904,628
MAXIMUS, Inc.	15,950	889,851
Microsemi Corp.*	38,180	2,060,575
ON Semiconductor Corp.*	93,090	1,187,828
Palo Alto Networks, Inc.*	10,340	1,293,017
Skyworks Solutions, Inc.	17,040	1,272,206
The Ultimate Software Group, Inc.*	6,600	1,203,510
Total System Services, Inc.	44,970	2,204,879
Tyler Technologies, Inc.*	14,780	2,110,141
Total Information Technology		24,133,597

MATERIALS (5.8%)
Axalta Coating Systems Ltd.*^	56,410	1,534,352
Eagle Materials, Inc.	31,210	3,075,121
The Sherwin-Williams Co.	9,450	2,539,593
Vulcan Materials Co.	8,890	1,112,584
Total Materials		8,261,650

REAL ESTATE INVESTMENT TRUST (8.1%)
Brixmor Property Group, Inc.	114,140	2,787,299
Equinix, Inc.	9,650	3,449,006
Extra Space Storage, Inc.	19,240	1,486,098
Hudson Pacific Properties, Inc.	54,900	1,909,422
Prologis, Inc.	35,180	1,857,152
Total Real Estate Investment Trust		11,488,977

UTILITIES (4.1%)
American Water Works Co., Inc.	25,210	1,824,196
Edison International	19,360	1,393,726
MDU Resources Group, Inc.	88,670	2,551,036
Total Utilities		5,768,958

TOTAL COMMON STOCKS
(Cost $116,822,315)		$142,061,220

	Shares	Value
SHORT TERM INVESTMENT (1.7%)
MONEY MARKET FUND (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
0.38%**	2,458,687	$2,458,687
TOTAL SHORT TERM INVESTMENT
(Cost $2,458,687)		$2,458,687

TOTAL INVESTMENTS (101.4%)
(Cost $119,281,002)		$144,519,907

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)		(1,941,406)
TOTAL NET ASSETS (100.0%)		$142,578,501

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2016, was as follows***:

Cost of investments		$119,281,002
Gross unrealized appreciation		27,669,689
Gross unrealized depreciation		(2,430,784)
Net unrealized appreciation		$25,238,905

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Mid Cap Equity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

COMMON STOCKS (100.0%)	Shares	Value
CONSUMER DISCRETIONARY (11.0%)
Brunswick Corp.	63,630	$3,470,380
Burlington Stores, Inc.*	29,780	2,523,855
Carter's, Inc.	24,520	2,118,283
Dollar Tree, Inc.*	82,470	6,365,035
Live Nation Entertainment, Inc.*	79,370	2,111,242
Mohawk Industries, Inc.*	34,960	6,980,813
Norwegian Cruise Line Holdings Ltd.*^	49,300	2,096,729
Ollie's Bargain Outlet Holdings, Inc.*	74,710	2,125,499
Oxford Industries, Inc.	17,710	1,064,902
Thor Industries, Inc.	47,400	4,742,370
Tractor Supply Co.	43,380	3,288,638
Ulta Salon Cosmetics & Fragrance, Inc.*	12,840	3,273,430
Total Consumer Discretionary		40,161,176

CONSUMER STAPLES (4.5%)
Casey's General Stores, Inc.	36,600	4,351,008
Pinnacle Foods, Inc.	117,790	6,295,875
Snyder's-Lance, Inc.	150,350	5,764,419
Total Consumer Staples		16,411,302

ENERGY (4.8%)
Carrizo Oil & Gas, Inc.*	100,350	3,748,072
Diamondback Energy, Inc.*	38,060	3,846,344
Matador Resources Co.*	166,610	4,291,874
Newfield Exploration Co.*	137,220	5,557,410
Total Energy		17,443,700

FINANCIALS (13.0%)
Bank of the Ozarks, Inc.	89,550	4,709,434
East West Bancorp, Inc.	116,300	5,911,529
Evercore Partners, Inc. Cl. A	92,070	6,325,209
First Republic Bank	56,980	5,250,137
HomeStreet, Inc.*	57,020	1,801,832
Old Republic International Corp.	161,180	3,062,420
Progressive Corp.	124,810	4,430,755
Raymond James Financial, Inc.	62,760	4,347,385
Signature Bank*	11,270	1,692,754
Synovus Financial Corp.	52,160	2,142,733
Western Alliance Bancorp*	155,790	7,588,531
Total Financials		47,262,719

HEALTH CARE (13.1%)
Acadia Healthcare Co., Inc.*	80,390	2,660,909
Amedisys, Inc.*	66,530	2,836,174
AMN Healthcare Services, Inc.*	139,160	5,350,702
Ionis Pharmaceuticals, Inc.*	77,340	3,699,172
Natus Medical, Inc.*	122,450	4,261,260
NuVasive, Inc.*	89,830	6,050,949
Perrigo Co. plc^	46,540	3,873,524
PRA Health Sciences, Inc.*	56,140	3,094,437
Teleflex, Inc.	39,400	6,349,310

	Shares	Value
HEALTH CARE (13.1%)(Continued)
Universal Health Services, Inc. Cl. B.	37,380	$3,976,484
VCA, Inc.*	36,550	2,509,158
Wright Medical Group NV*^	137,130	3,151,247
Total Health Care		47,813,326

INDUSTRIALS (20.0%)
A.O. Smith Corp.	151,220	7,160,267
Acuity Brands, Inc.	20,120	4,644,903
Apogee Enterprises, Inc.	63,150	3,382,314
Astec Industries, Inc.	66,630	4,494,860
Comfort Systems USA, Inc.	129,880	4,325,004
Granite Construction, Inc.	69,460	3,820,300
JetBlue Airways Corp.*	113,950	2,554,759
Lennox International, Inc.	28,930	4,431,208
Masonite International Corp.*^	44,220	2,909,676
Mercury Systems, Inc.*	181,500	5,484,930
On Assignment, Inc.*	73,450	3,243,552
Oshkosh Corp.	78,790	5,090,622
Quanta Services, Inc.*	187,640	6,539,254
Snap-On, Inc.	17,300	2,962,971
Tetra Tech, Inc.	130,170	5,616,835
The Middleby Corp.*	47,980	6,180,304
Total Industrials		72,841,759

INFORMATION TECHNOLOGY (18.4%)
Cadence Design Systems, Inc.*	100,130	2,525,279
CoStar Group, Inc.*	20,660	3,894,203
Coupa Software, Inc.*	121,210	3,031,462
Euronet Worldwide, Inc.*	50,670	3,670,028
Finisar Corp.*	92,640	2,804,213
FleetCor Technologies, Inc.*	20,800	2,943,616
Fortinet, Inc.*	94,200	2,837,304
Gartner, Inc.*	22,360	2,259,925
Lam Research Corp.	17,390	1,838,645
Lumentum Holdings, Inc.*	76,640	2,962,136
Microsemi Corp.*	52,410	2,828,568
ON Semiconductor Corp.*	166,500	2,124,540
Orbotech Ltd.*^	71,970	2,404,518
OSI Systems, Inc.*	54,620	4,157,674
Palo Alto Networks, Inc.*	20,760	2,596,038
Paycom Software, Inc.*	78,650	3,577,788
Proofpoint, Inc.*	50,610	3,575,596
RingCentral, Inc. Cl. A*	210,650	4,339,390
Skyworks Solutions, Inc.	39,320	2,935,631
Total System Services, Inc.	89,990	4,412,210
Tyler Technologies, Inc.*	35,280	5,036,926
Total Information Technology		66,755,690

MATERIALS (3.8%)
Axalta Coating Systems Ltd.*^	140,210	3,813,712
Eagle Materials, Inc.	79,590	7,842,003
Vulcan Materials Co.	18,660	2,335,299
Total Materials		13,991,014

	Shares	Value
REAL ESTATE INVESTMENT TRUST (8.5%)
Brixmor Property Group, Inc.	177,050	$4,323,561
Equinix, Inc.	18,350	6,558,474
Hudson Pacific Properties, Inc.	115,490	4,016,742
Monmouth Real Estate Investment Corp.	305,900	4,661,916
National Storage Affiliates Trust	179,410	3,959,579
Physicians Realty Trust	163,370	3,097,495
Retail Opportunity Investments Corp.	196,290	4,147,608
Total Real Estate Investment Trust		30,765,375

UTILITIES (2.9%)
American Water Works Co., Inc.	60,290	4,362,584
MDU Resources Group, Inc.	219,870	6,325,660
Total Utilities		10,688,244

TOTAL COMMON STOCKS
(Cost $295,139,413)		$364,134,305

SHORT TERM INVESTMENT (2.2%)
MONEY MARKET FUND (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
0.38%**	8,018,618	8,018,618
TOTAL SHORT TERM INVESTMENT
(Cost $8,018,618)		$8,018,618

TOTAL INVESTMENTS (102.2%)		$372,152,923
(Cost $303,158,030)

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%)		(8,162,409)
TOTAL NET ASSETS (100.0%)		$363,990,514

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2016, was as follows***:

Cost of investments		$303,158,031
Gross unrealized appreciation		74,853,849
Gross unrealized depreciation		(5,858,957)
Net unrealized appreciation		$68,994,892

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

MN Rainier Intermediate Fixed Income Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (98.2%)
CORPORATE BONDS (49.9%)
AUTO COMPONENTS (1.7%)
Magna International, Inc.^
3.625%, 06/15/2024	$650,000	$655,188
Total Auto Components		655,188

BANKS (11.9%)
Bank of America Corp.
5.650%, 05/01/2018	1,145,000	1,200,072
Citigroup, Inc.
3.500%, 05/15/2023	405,000	404,264
HSBC Holdings plc^
4.000%, 03/30/2022	1,155,000	1,195,516
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	1,910,000	1,913,761
Total Banks		4,713,613

BEVERAGES (2.0%)
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	480,000	534,911
PepsiCo, Inc.
3.100%, 07/17/2022	255,000	262,161
Total Beverages		797,072

CAPITAL MARKETS (7.7%)
Morgan Stanley
4.750%, 03/22/2017	1,185,000	1,193,989
TD Ameritrade Holding Corp.
2.950%, 04/01/2022	265,000	268,488
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	1,147,000	1,195,181
7.500%, 02/15/2019	360,000	399,286
Total Capital Markets		3,056,944

COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems, Inc.
4.450%, 01/15/2020	665,000	713,009
Total Communications Equipment		713,009

CONSTRUCTION & ENGINEERING (0.7%)
Fluor Corp.
3.500%, 12/15/2024	255,000	258,292
Total Construction & Engineering		258,292

DIVERSIFIED FINANCIAL SERVICES (3.5%)
General Electric Capital Corp.
5.625%, 09/15/2017	1,360,000	1,401,959
Total Diversified Financial Services		1,401,959

	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
AT&T, Inc.
5.200%, 03/15/2020	$530,000	$570,202
Verizon Communications, Inc.
4.150%, 03/15/2024	530,000	554,675
Total Diversified Telecommunication Services		1,124,877

ENERGY EQUIPMENT & SERVICES (1.9%)
Schlumberger Investment SA^
3.650%, 12/01/2023	725,000	760,094
Total Energy Equipment & Services		760,094

INSURANCE (1.9%)
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024	715,000	756,305
Total Insurance		756,305

IT SERVICES (0.7%)
Automatic Data Processing, Inc.
2.250%, 09/15/2020	265,000	266,507
Total IT Services		266,507

MEDIA (2.8%)
Comcast Corp.
3.375%, 02/15/2025	1,100,000	1,112,747
Total Media		1,112,747

MULTILINE RETAIL (1.3%)
Dollar General Corp.
3.250%, 04/15/2023	530,000	523,754
Total Multiline Retail		523,754

OIL, GAS & CONSUMABLE FUELS (6.2%)
BP Capital Markets plc^
3.535%, 11/04/2024	390,000	396,234
Chevron Corp.
1.790%, 11/16/2018	780,000	783,182
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	795,000	814,681
Petroleos Mexicanos^
4.500%, 01/23/2026	275,000	251,212
TransCanada PipeLines Ltd.^
3.750%, 10/16/2023	210,000	217,525
Total Oil, Gas & Consumable Fuels		2,462,834

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Intel Corp.
2.450%, 07/29/2020	395,000	400,774
QUALCOMM, Inc.
2.250%, 05/20/2020	270,000	270,151
Total Semiconductors & Semiconductor Equipment		670,925

	Principal Amount	Value
TRADING COMPANIES & DISTRIBUTORS (1.3%)
Air Lease Corp.
3.375%, 06/01/2021	$525,000	$532,816
Total Trading Companies & Distributors		532,816

TOTAL CORPORATE BONDS
(Cost $19,884,184)		$19,806,936

U.S. GOVERNMENT AGENCY (10.2%)
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	4,000,000	4,068,508
TOTAL U.S. GOVERNMENT AGENCY
(Cost $4,199,979)		$4,068,508

U.S. TREASURY OBLIGATIONS (38.1%)
U.S. TREASURY INFLATION PROTECTED SECURITIES (6.7%) †
0.125%, 04/15/2018	733,154	740,016
0.125%, 04/15/2020	1,888,981	1,909,179
TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
(Cost $2,656,310)		$2,649,195

U.S. TREASURY NOTES (31.4%)
1.625%, 04/30/2019	3,120,000	3,144,985
1.000%, 10/15/2019	325,000	321,566
1.125%, 04/30/2020	300,000	295,916
1.375%, 01/31/2021	4,210,000	4,143,398
1.750%, 01/31/2023	1,550,000	1,514,519
2.250%, 11/15/2025	2,405,000	2,374,656
1.625%, 05/15/2026	769,000	717,228
TOTAL U.S. TREASURY NOTES
(Cost $12,773,731)		$12,512,268

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,430,041)		$15,161,463

TOTAL DEBT SECURITIES
(Cost $39,514,204)		$39,036,907

	Shares
SHORT TERM INVESTMENT (1.3%)
MONEY MARKET FUND (1.3%)
First American Treasury Obligations Fund Cl. Z
0.40%*	517,590	517,590
TOTAL SHORT TERM INVESTMENT
(Cost $517,590)		$517,590

TOTAL INVESTMENTS (99.5%)
(Cost $40,031,794)		$39,554,497

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)		216,836
TOTAL NET ASSETS (100.0%)		$39,771,333

† Principal amount of security is adjusted for inflation.
* Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2016, was as follows**:

Cost of investments	$40,031,794
Gross unrealized appreciation	205,531
Gross unrealized depreciation	(682,826)
Net unrealized depreciation	$(477,297)

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier International Discovery Fund
Schedule of Investments
December 31, 2016 (Unaudited)

COMMON STOCKS (96.3%)	Shares	Value
AUSTRALIA (2.2%)
Bapcor Ltd.	399,120	$1,705,112
BlueScope Steel Ltd.	95,110	636,945
Corporate Travel Management Ltd.	89,270	1,180,208
Domino's Pizza Enterprises Ltd.	8,980	421,163
Total Australia		3,943,428

AUSTRIA (1.1%)
ams AG	28,460	807,713
Schoeller-Bleckmann Oilfield Equipment AG	13,610	1,096,416
Total Austria		1,904,129

BELGIUM (1.7%)
Melexis NV	26,520	1,776,878
Umicore SA	21,160	1,206,145
Total Belgium		2,983,023

BRAZIL (1.9%)
Cosan SA Industria e Comercio	116,900	1,370,245
Raia Drogasil SA	101,800	1,913,891
Total Brazil		3,284,136

CANADA (7.9%)
Canadian Western Bank	92,200	2,083,453
CCL Industries, Inc. Cl. B	6,600	1,296,749
Chartwell Retirement Residences	166,100	1,812,360
Dollarama, Inc.	40,040	2,933,851
NorthWest Healthcare Properties	168,380	1,279,169
Raging River Exploration, Inc.*	254,800	2,004,013
Tourmaline Oil Corp.*	89,400	2,391,058
Total Canada		13,800,653

DENMARK (6.3%)
Ambu A/S	39,180	1,572,748
Chr. Hansen Holdings A/S	23,270	1,288,623
NKT Holding A/S	31,370	2,215,999
Royal Unibrew A/S	75,080	2,897,955
SimCorp A/S	25,730	1,253,984
Sydbank A/S	60,180	1,867,817
Total Denmark		11,097,126

FINLAND (2.4%)
Amer Sports OYJ	42,170	1,122,190
Huhtamaki OYJ	81,660	3,032,658
Total Finland		4,154,848

FRANCE (6.5%)
Alten SA	20,180	1,417,303
BioMerieux	11,140	1,663,999
Eurofins Scientific SA	6,215	2,649,608
Orpea	33,050	2,670,496
Teleperformance	29,240	2,933,296
Total France		11,334,702

	Shares	Value
GERMANY (6.7%)
ADO Properties SA	40,730	$1,372,416
Duerr AG	27,900	2,242,326
KION Group AG	26,370	1,467,313
Nemetschek AG	34,360	1,998,709
Sixt SE	29,350	1,574,120
Sartorius AG	24,940	1,850,849
Wirecard AG	27,183	1,170,038
Total Germany		11,675,771

HONG KONG (1.9%)
Man Wah Holdings Ltd.	1,600,000	1,083,242
Techtronic Industries Co. Ltd.	642,000	2,301,580
Total Hong Kong		3,384,822

INDIA (1.9%)
Indiabulls Housing Finance Ltd.	102,200	979,160
UPL Ltd.	123,710	1,179,319
Voltas Ltd.	260,790	1,261,298
Total India		3,419,777

INDONESIA (0.9%)
Kalbe Farma Tbk	13,997,200	1,574,003
Total Indonesia		1,574,003

IRELAND (1.2%)
Kingspan Group plc	76,040	2,065,130
Total Ireland		2,065,130

ITALY (4.9%)
Brembo SpA	40,280	2,438,051
DiaSorin SpA	28,070	1,662,075
FinecoBank SpA	231,240	1,297,405
Prysmian SpA	121,890	3,130,714
Total Italy		8,528,245

JAPAN (18.1%)
Coca-Cola West Co. Ltd.	66,000	1,945,412
Daifuku Co. Ltd.	65,800	1,403,546
Dip Corp.	64,100	1,326,150
Harmonic Drive Systems, Inc.	74,500	1,846,006
Hoshizaki Electric Co. Ltd.	27,900	2,208,128
Lion Corp.	153,000	2,513,455
M3, Inc.	46,800	1,179,260
MISUMI Group, Inc.	116,400	1,916,181
Nihon M&A Center, Inc.	65,500	1,821,390
Park24 Co. Ltd.	49,200	1,334,451
Pigeon Corp.	54,600	1,396,358
Ryohin Keikaku Co. Ltd.	7,000	1,372,150
Seria Co. Ltd.	29,500	2,006,631
Suruga Bank Ltd.	75,200	1,678,689
Temp Holdings Co. Ltd.	127,500	1,977,818
The Chiba Bank Ltd.	207,000	1,269,895
THK Co. Ltd.	69,300	1,533,346
Tsuruha Holdings, Inc.	12,800	1,215,658
Yaskawa Electric Corp.	116,100	1,805,945
Total Japan		31,750,469

	Shares	Value
MEXICO (0.7%)
Alsea S.A.B. de C.V.	421,500	$1,204,132
Banregio Grupo Financiero S.A.B. de C.V.	800	4,456
Total Mexico		1,208,588

NETHERLANDS (3.7%)
Core Laboratories NV	8,650	1,038,346
Euronext NV	49,670	2,049,845
Koninklijke Wessanen NV	244,960	3,432,091
Total Netherlands		6,520,282

NEW ZEALAND (1.0%)
Fisher & Paykel Healthcare Corp. Ltd.	293,840	1,739,193
Total New Zealand		1,739,193

SINGAPORE (0.7%)
Raffles Medical Group Ltd.	1,242,400	1,226,829
Total Singapore		1,226,829

SWEDEN (5.1%)
Attendo AB	89,090	770,074
Avanza Bank Holding AB	37,190	1,506,280
Hexpol AB	91,680	848,814
NetEnt AB	136,790	1,055,511
Saab AB	65,110	2,433,424
SSAB AB	241,310	915,911
Thule Group AB	90,470	1,415,052
Total Sweden		8,945,066

SWITZERLAND (7.4%)
Bachem Holding AG	11,170	990,524
Georg Fischer AG	1,840	1,506,982
Logitech International SA	60,980	1,521,057
Temenos Group AG	32,660	2,273,980
U-Blox AG	6,210	1,166,014
VAT Group AG*	25,220	2,101,460
Vontobel Holding AG	35,270	1,851,303
Ypsomed Holding AG	8,690	1,578,759
Total Switzerland		12,990,079

TAIWAN (2.3%)
Advantech Co. Ltd.	222,000	1,753,049
Eclat Textile Co. Ltd.	125,000	1,308,992
Poya International Co. Ltd.	87,074	1,009,094
Total Taiwan		4,071,135

THAILAND (1.0%)
Krungthai Card PCL	443,600	1,709,465
Total Thailand		1,709,465

UNITED KINGDOM (8.8%)
Crest Nicholson Holdings plc	191,439	1,068,767
Dechra Pharmaceuticals plc	100,630	1,668,031
Domino's Pizza Group plc	519,790	2,311,260
JD Sports Fashion plc	357,210	1,399,486
Rightmove plc	37,700	1,813,402
Rotork plc	613,040	1,822,302

	Shares	Value
UNITED KINGDOM (8.8%)(Continued)
St. James's Place plc	213,440	$2,667,277
The Weir Group plc	70,590	1,644,217
Tullow Oil plc	268,070	1,033,071
Total United Kingdom		15,427,813

TOTAL COMMON STOCKS
(Cost $154,612,793)		$168,738,712

SHORT TERM INVESTMENT (3.2%)
MONEY MARKET FUND (3.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
0.38%**	5,558,995	5,558,995
TOTAL SHORT TERM INVESTMENT
(Cost $5,558,995)		$5,558,995

TOTAL INVESTMENTS (99.5%)		$174,297,707
(Cost $160,171,788)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)		934,191
TOTAL NET ASSETS (100.0%)		$175,231,898

Sector Diversification	Percentage
Industrials	23.1%
Consumer Discretionary	15.0%
Health Care	14.1%
Information Technology	12.1%
Financials	10.8%
Consumer Staples	8.7%
Materials	5.9%
Energy	5.1%
Real Estate	1.5%
TOTAL PORTFOLIO	96.3%
SHORT TERM INVESTMENTS AND OTHER ASSETS IN EXCESS OF LIABILITIES	3.7%
TOTAL NET ASSETS	100.0%

* Non-income producing security.
** Rate quoted is seven-day yield at period end.

Securities are classified by country of major operations.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2016, was as follows***:

Cost of investments		$160,171,788
Gross unrealized appreciation		23,456,298
Gross unrealized depreciation		(9,330,379)
Net unrealized appreciation		$14,125,919

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Growth Equity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

COMMON STOCKS (98.0%)	Shares	Value
CONSUMER DISCRETIONARY (18.7%)
Amazon.com, Inc.*	85	$63,740
Mohawk Industries, Inc.*	90	17,971
Newell Brands, Inc.	590	26,344
PVH Corp.	210	18,950
Starbucks Corp.	570	31,646
The Priceline Group, Inc.*	11	16,127
Ulta Salon Cosmetics & Fragrance, Inc.*	60	15,296
Total Consumer Discretionary		190,074

CONSUMER STAPLES (8.3%)
Constellation Brands, Inc. Cl. A	240	36,794
Costco Wholesale Corp.	295	47,233
Total Consumer Staples		84,027

FINANCIALS (6.7%)
Intercontinental Exchange, Inc.	610	34,416
Raymond James Financial, Inc.	140	9,698
The Goldman Sachs Group, Inc.	100	23,945
Total Financials		68,059

HEALTH CARE (15.1%)
Alexion Pharmaceuticals, Inc.*	175	21,411
Bristol-Myers Squibb Co.	220	12,857
Regeneron Pharmaceuticals, Inc.*	40	14,684
Shire plc - ADR^	150	25,556
The Cooper Cos., Inc.	100	17,493
UnitedHealth Group, Inc.	290	46,412
Universal Health Services, Inc. Cl. B.	140	14,893
Total Health Care		153,306

INDUSTRIALS (14.5%)
Delta Air Lines, Inc.	360	17,708
Fortive Corp.	460	24,670
Kansas City Southern	380	32,243
Raytheon Co.	240	34,080
Union Pacific Corp.	370	38,362
Total Industrials		147,063

INFORMATION TECHNOLOGY (30.1%)
Alphabet, Inc. Cl. A*	72	57,056
Facebook, Inc. Cl. A*	505	58,100
Intel Corp.	930	33,732
Palo Alto Networks, Inc.*	135	16,882
salesforce.com, Inc.*	530	36,284
Skyworks Solutions, Inc.	290	21,651
Total System Services, Inc.	530	25,986
Visa, Inc. Cl. A	704	54,925
Total Information Technology		304,616

MATERIALS (4.6%)
The Sherwin-Williams Co.	100	26,874
Vulcan Materials Co.	160	20,024
Total Materials		46,898

TOTAL COMMON STOCKS
(Cost $904,648)		$994,043

	Shares	Value
SHORT TERM INVESTMENTS (5.3%)
MONEY MARKET FUNDS (5.3%)
First American Treasury Obligations Fund Cl. Z	3,225	$3,225
0.40%**
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio	51,000	51,000
0.38%**
TOTAL SHORT TERM INVESTMENTS
(Cost $54,225)		$54,225

TOTAL INVESTMENTS (103.3%)
(Cost $958,873)		$1,048,268

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.3%)		(33,514)
TOTAL NET ASSETS (100.0%)		$1,014,754

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2016, was as follows***:

Cost of investments		$958,873
Gross unrealized appreciation		116,784
Gross unrealized depreciation		(27,389)
Net unrealized appreciation		$89,395

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at December 31, 2016

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Equity securities that are traded on national securities exchanges (including exchange-traded funds) are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

Foreign equity securities are generally valued at the last reported sale price on the exchange where it is primarily traded. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis. The pricing service montiors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met. When these securities are valued based on market quotes from active markets, they are classified as Level 1; when adjustment factors are used, these valuations are categorized as Level 2. The Funds also utlize fair value pricing source for fixed income holdings in the Intermediate Fixed Income Fund on certain bond market holidays. When adjustment factors are used, these valuations are categorized as Level 2.

Debt securities held by the Funds are valued by the Funds' pricing vendors, which utilize an evaluated pricing methodology. Evaluated pricing is a technique used to value fixed-income securities without relying exclusively on quoted prices. It draws on market participant assumptions including quoted prices for similar assets, benchmark yield curves and other observable inputs. These are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser's Pricing Committee will determine a price in accordance with the Security Valuation Policy; these valuations may be categorized as Level 2 or 3 depending on the inputs to the valuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of December 31, 2016:

Rainier Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$119,146,045	$-	$-	$119,146,045
Total Equity	119,146,045	-	-	119,146,045

Short-Term Investments	278,297	-	-	278,297
Total Investments in Securities	$119,424,342	$-	$-	$119,424,342

Rainier Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$142,061,220	$-	$-	$142,061,220
Total Equity	142,061,220	-	-	142,061,220

Short-Term Investments	2,458,687	-	-	2,458,687
Total Investments in Securities	$144,519,907	$-	$-	$144,519,907

Rainier Small/Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$364,134,305	$-	$-	$364,134,305
Total Equity	364,134,305	-	-	364,134,305

Short-Term Investments	8,018,618	-	-	8,018,618
Total Investments in Securities	$372,152,923	$-	$-	$372,152,923

MN Rainier Intermediate Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$19,806,936	$-	$19,806,936
U.S. Treasury & Other Government Agency Obligations	-	19,229,971	-	19,229,971
Total Fixed Income	-	39,036,907	-	39,036,907

Short-Term Investments	517,590	-	-	517,590
Total Investments in Securities	$517,590	$39,036,907	$-	$39,554,497

Rainier International Discovery Fund^
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$168,738,712	$-	$-	$168,738,712
Total Equity	168,738,712	-	-	168,738,712

Short-Term Investments	5,558,995	-	-	5,558,995
Total Investments in Securities	$174,297,707	$-	$-	$174,297,707

Rainier Large Cap Growth Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$994,043	$-	$-	$994,043
Total Equity	994,043	-	-	994,043

Short-Term Investments	54,225	-	-	54,225
Total Investments in Securities	$1,048,268	$-	$-	$1,048,268

The Funds recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels when comparing the December 31, 2016 reporting period and the March 31, 2016 period.

^ See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By             /s/ Michele T. Mosca
  Michele T. Mosca
  Chief Executive Officer and President

Date          March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By             /s/ Michele T. Mosca
  Michele T. Mosca
  Chief Executive Officer and President

Date          March 1, 2017

By             /s/ Elisa Enns
  Elisa Enns
  Chief Financial Officer and Treasurer

Date          March 1, 2017

* Print the name and title of each signing officer under his or her signature.